Servicing Assets	12 Months Ended
Dec. 31, 2019
Servicing Assets
Servicing Assets

(11)Servicing Assets

The Corporation sells certain residential mortgage loans and the guaranteed portion of certain SBA loans to third parties and retains servicing rights and receives servicing fees. All such transfers are accounted for as sales. When the Corporation sells a residential mortgage loan, it does not retain any portion of that loan and its continuing involvement in such transfers is limited to certain servicing responsibilities. While the Corporation may retain a portion of certain sold SBA loans, its continuing involvement in the portion of the loan that was sold is limited to certain servicing responsibilities. When the contractual servicing fees on loans sold with servicing retained are expected to be more than adequate compensation to a servicer for performing the servicing, a capitalized servicing asset is recognized. The Corporation accounts for the transfers and servicing of financial assets in accordance with ASC 860, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.

Residential Mortgage Loans

MSRs are amortized to non-interest expense in proportion to, and over the period of, the estimated future net servicing life of the underlying assets.  MSR’s are evaluated quarterly for impairment based upon the fair value of the rights as compared to their amortized cost.  Impairment is recognized on the income statement to the extent the fair value is less than the capitalized amount of the MSR.  The Corporation serviced $60.3 million and $24.9 million of residential mortgage loans as of December 31, 2019 and 2018, respectively. During the twelve months ended December 31, 2019, the Corporation recognized servicing fee income of $372 thousand, compared to $241 thousand during the twelve months ended December 31, 2018, respectively.

Changes in the MSR balance are summarized as follows:

	Year Ended December 31,
(dollars in thousands)	2019	2018
Balance at beginning of the period	$232	—
Servicing rights capitalized	372	241
Amortization of servicing rights	(60)	(9)
Change in valuation allowance	(98)	—
Balance at end of the period	$446	232

Activity in the valuation allowance for MSR’s was as follows:

	Year Ended December 31,
(dollars in thousands)	2019	2018
Valuation allowance, beginning of period	$—	—
Impairment	(98)	—
Recovery	—	—
Valuation allowance, end of period	$(98)	—

The Corporation uses assumptions and estimates in determining the fair value of MSRs. These assumptions include prepayment speeds and discount rates. The assumptions used in the valuation were based on input from buyers, brokers and other qualified personnel, as well as market knowledge. At December 31, 2019, the key assumptions used to determine the fair value of the Corporation’s MSRs included a lifetime constant prepayment rate equal to 13.08% and a discount rate equal to 9.00%.  At December 31, 2018, the key assumptions used to determine the fair value of the Corporation’s MSRs included a lifetime constant prepayment rate equal to 11.78% and a discount rate equal to 9.5%.

At December 31, 2019 and 2018, the sensitivity of the current fair value of the residential mortgage servicing rights to immediate 10% and 20% unfavorable changes in key economic assumptions are included in the following table.

(dollars in thousands)	December 31, 2019	December 31, 2018
Fair value of residential mortgage servicing rights	$446	$213

Weighted average life (years)	7.8	3.4

Prepayment speed	13.08%	11.78%
Impact on fair value:
10% adverse change	$(19)	$(9)
20% adverse change	(37)	(17)

Discount rate	9.00%	9.50%
Impact on fair value:
10% adverse change	$(14)	$(8)
20% adverse change	(27)	(15)

The sensitivity calculations above are hypothetical and should not be considered to be predictive of future performance. As indicated, changes in fair value based on adverse changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of an adverse variation in a particular assumption on the fair value of the MSRs is calculated without changing any other assumption; while in reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments), which may magnify or counteract the effect of the change.

SBA Loans

SBA loan servicing assets are amortized to non-interest expense in proportion to, and over the period of, the estimated future net servicing life of the underlying assets.  SBA loan servicing assets are evaluated quarterly for impairment based upon the fair value of the rights as compared to their amortized cost.  Impairment is recognized on the income statement to the extent the fair value is less than the capitalized amount of the SBA loan servicing asset.  The Corporation serviced $18.0 million of SBA loans, as of December 31, 2019 and no SBA loans, as of December 31, 2018.  During the year ended December 31, 2019, the Corporation recognized servicing fee income of $25 thousand.

Changes in the SBA loan servicing asset balance are summarized as follows:

	Year Ended December 31,
(dollars in thousands)	2019	2018
Balance at beginning of the period	$—	—
Servicing rights capitalized	383	—
Amortization of servicing rights	(20)	—
Change in valuation allowance	(26)	—
Balance at end of the period	$337	—

Activity in the valuation allowance for SBA loan servicing assets was as follows:

	Year Ended December 31,
(dollars in thousands)	2019	2018
Valuation allowance, beginning of period	$—	—
Impairment	(26)	—
Recovery	—	—
Valuation allowance, end of period	$(26)	—

The Corporation uses assumptions and estimates in determining the fair value of SBA loan servicing rights. These assumptions include prepayment speeds, discount rates, and other assumptions. The assumptions used in the valuation were based on input from buyers, brokers and other qualified personnel, as well as market knowledge. At December 31, 2019, the key assumptions used to determine the fair value of the Corporation’s SBA loan servicing rights included a lifetime constant prepayment rate equal to 10.77%, and a discount rate equal to 11.28%. The Corporation did not service SBA loans at December 31, 2018.

At December 31, 2019, the sensitivity of the current fair value of the SBA loan servicing rights to immediate 10% and 20% unfavorable changes in key economic assumptions are included in the following table.

(dollars in thousands)	December 31, 2019
Fair value of SBA loan servicing rights	$337

Weighted average life (years)	4.3

Prepayment speed	10.77%
Impact on fair value:
10% adverse change	$(12)
20% adverse change	(23)

Discount rate	11.28%
Impact on fair value:
10% adverse change	$(9)
20% adverse change	(18)

The sensitivity calculations above are hypothetical and should not be considered to be predictive of future performance. As indicated, changes in fair value based on adverse changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in this table, the effect of an adverse variation in a particular assumption on the fair value of the SBA servicing rights is calculated without changing any other assumption; while in reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments), which may magnify or counteract the effect of the change.